Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 2,100,543	$ 1,527,391
Accounts receivable	96,539
Other current assets	190,071	357,861
Prepaid offering costs	800,000
Total current assets	3,187,153	1,885,252
Property and equipment, net	7,604	5,814
Intangible assets, net	73,831	155,009
Right-of-use lease asset	1,572,489	2,081,568
Investment in joint venture	100,000
Deposits and other assets	798,111	762,976
Total assets	5,739,188	4,890,619
Current liabilities:
Accounts payable	1,656,965	242,933
Accrued liabilities	2,417,115	951,689
Deferred revenue	1,779,794	933,361
Lease liability	510,034	494,979
Total current liabilities	6,951,897	2,622,962
Lease liability, net of current portion	1,021,330	1,531,364
Redeemable preferred stock	1,702,000
Total liabilities	9,675,227	4,154,326
Commitments and contingencies (Note 2 and 5)
Stockholders’ (Deficit) Equity
Preferred Stock, 4,000,000 and 0 shares authorized, par value $0.0001, 1,702 and 0 issued and outstanding, respectively
Common stock, 55,000,000 shares authorized, par value $0.0001, 9,754,364 and 4,454,665 issued and outstanding, respectively	975	445
Subscription receivable	(6,724)	(15,544)
Additional paid-in capital	35,342,098	27,407,372
Accumulated deficit	(39,272,388)	(26,655,980)
Total stockholders’ (deficit) equity	(3,936,039)	736,293
Total liabilities and stockholders’ (deficit) equity	5,739,188	4,890,619
Nonrelated Party [Member]
Current liabilities:
Notes payable	321,843
Related Party [Member]
Current liabilities:
Notes payable	$ 266,146